Prospectus Supplement September 11, 2019

For the following funds with prospectuses dated January 1, 2019 – June 1, 2019 (each as supplemented to date)

Capital World Growth and Income Fund® EuroPacific Growth Fund® The New Economy Fund® New World Fund®

The following is added to the section titled “The Capital SystemSM” in the “Management and organization” section for each of the funds listed above:

Mark E. Denning is no longer managing money in the fund.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-347-0919P CGD/AFD/10039-S75319

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY

Statement of Additional Information Supplement September 11, 2019

For the following funds with statements of additional information dated January 1, 2019 – June 1, 2019 (as supplemented to date):

Capital World Growth and Income Fund®
EuroPacific Growth Fund®
The New Economy Fund®
New World Fund®

1. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the Capital World Growth and Income Fund statement of additional information is amended to read as follows. Footnotes in the statement of additional information remain unchanged.

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Sung Lee	Over $1,000,000	2	$159.8	None		None
L. Alfonso Barroso	Over $1,000,000	3	$127.2	None		None
Michael Cohen	$100,001 – $500,000	2	$15.5	8	$4.29	32[4]	$9.46
David M. Riley	$100,001 – $500,000	3	$119.2	1	$0.48	None
Alexander G. Sheynkman	$100,001 – $500,000[5]	1	$8.8	None		None
Joyce E. Gordon	Over $1,000,000	3	$246.5	1	$0.48	None
Jin Lee	$100,001 – $500,000[6]	2	$134.8	None		None

2. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the EuroPacific Growth Fund statement of additional information is amended to read as follows. Footnotes in the statement of additional information remain unchanged.

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions) [2,3]
Carl M. Kawaja	Over $1,000,000	3	$230.1	2	$5.84	None
Christopher Thomsen	Over $1,000,000	2	$48.1	1	$0.58	None
Jonathan Knowles	$100,001 – $500,000	4	$172.9	3	$5.53	None
Sung Lee	$500,001 – $1,000,000	3	$106.6	None		None
Nicholas J. Grace	$500,001 – $1,000,000	3	$43.7	1	$0.58	None
Jesper Lyckeus	$100,001 – $500,000	2	$11.2	None		None
Lawrence Kymisis	$100,001 – $500,000	None		None		None
Andrew B. Suzman	Over $1,000,000	21	$298.6	None		None

3. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of The New Economy Fund statement of additional information is amended to read as follows. Footnotes in the statement of additional information remain unchanged.

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Timothy D. Armour	Over $1,000,000	None		None		None
Claudia P. Huntington	Over $1,000,000	4	$138.9	1	$0.08	None
Harold H. La	$100,001 – $500,000	2	$44.0	None		None

4. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the New World Fund statement of additional information is amended to read as follows. Footnotes in the statement of additional information remain unchanged.

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Carl M. Kawaja	Over $1,000,000	3	$330.7	2	$5.68	None
Nicholas J. Grace	$500,001 – $1,000,000	3	$152.4	1	$0.77	None
Robert W. Lovelace	Over $1,000,000	1	$78.4	7	$6.07	9[4]	$1.43
Wahid Butt	$100,001 – $500,000	None		1	$0.77	None
Bradford F. Freer	$100,001 – $500,000	4	$48.3	1	$0.77	None
Winnie Kwan	$100,001 – $500,000	2	$116.2	1	$0.77	None
Christopher Thomsen	Over $1,000,000	2	$156.0	1	$0.77	None
Steven G. Backes	$500,001 - $1,000,000[5]	2	$3.2	6	$3.85	2	$0.74
Jonathan Knowles	$100,001 – $500,000	4	$271.0	3	$5.10	None

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-348-0919O CGD/10149-S75320